COMMITMENTS AND CONTINGENCIES - Operating lease minimum payments (Details) - AUD ($)		12 Months Ended
	Jul. 03, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating lease minimum payment
Total minimum operating lease payments		$ 516,628	$ 41,625	$ 263,668
Other commitments or contingencies		0
Crude Pty. Ltd
Operating lease minimum payment
Total minimum operating lease payments		487,837
New Boston Harris Corners LLC
Operating lease minimum payment
Total minimum operating lease payments		$ 28,791
Entering into significant commitments or contingent liabilities | Crude Pty. Ltd
Operating lease minimum payment
Number of years extended in lease agreement	3 years